Annual Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss for the year	$ (50,565)	$ (32,358)
Depreciation	28,675	29,250
Share-based payments	1,321	(362)
Unrealized foreign exchange loss (gain)	12,112	(509)
Loss on sale of vanadium assets	0	156
Finance costs	9,460	9,630
Interest income	(1,523)	(2,018)
Write-down of inventory	18,475	4,068
Derecognition of property, plant and equipment	1,092	0
Write-down of vanadium assets	1,119	4,862
Revenues subject to refund	13,638	0
Inventories subject to refund	(12,804)	0
Income tax (recovery) expense	(2,813)	88
Deferred income tax recovery	(17,867)	(2,786)
Income tax refund (paid)	2,914	(686)
Cash Provided Before Working Capital Items	3,234	9,335
Change in amounts receivable	14,095	(3,861)
Change in inventory	(5,845)	1,293
Change in prepaid expenses	(278)	7,961
Changes in accounts payable and provisions	(383)	4,614
Change in deferred revenue	336	1,855
Net Cash Provided by Operating Activities	11,159	21,197
Financing Activities
Receipt of debt	44,355	70,000
Repayment of debt	(27,075)	(35,000)
Interest paid	(6,301)	(7,065)
Interest received	1,483	2,014
Lease payments	(600)	(580)
Change in restricted cash	182	(242)
Net Cash Provided by Financing Activities	12,044	29,127
Investing Activities
Intangible assets	0	(157)
Mine properties, plant and equipment	(42,226)	(53,546)
Purchase of vanadium assets	0	(10,115)
Sale of vanadium assets	0	933
Net Cash Used in Investing Activities	(42,226)	(62,885)
Effect of foreign exchange on cash	(1,585)	804
Net Change in Cash	(20,608)	(11,757)
Cash position - beginning of the year	42,714	54,471
Cash Position - end of the year	$ 22,106	$ 42,714